Document and Entity Information	Aug. 11, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001858681
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Aug. 11, 2023
Entity Registrant Name	Apollo Global Management, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41197
Entity Tax Identification Number	86-3155788
Entity Address, Address Line One	9 West 57th Street
Entity Address, Address Line Two	42nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	515-3200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	APO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false